Financial instruments	12 Months Ended
Dec. 31, 2022
Financial Instruments
Financial instruments

20 Financial instruments

20.1 Initial recognition and measurement

Trade receivables and bonds issued are initially recognized when they are originated. All other financial assets and liabilities are initially recognized when the Company becomes a party to the contractual provisions of the instrument.

A financial asset (unless it is a trade receivable without a significant financing component) is initially measured at fair value, plus transaction costs directly attributable to their acquisition. A financial liability is initially recognized at fair value, excluding transaction costs. For financial assets and liabilities measured subsequently at fair value through profit or loss (“FVTPL”), transactions costs that are directly recognized in profit or loss. A trade receivable without a significant financing component is initially measured at the transaction price.

(a) Classification, subsequent measurement and gains and losses

Financial Assets

On initial recognition, a financial asset is classified as measured at: amortized cost; fair value through other comprehensive income (“FVOCI”) or fair value through profit or loss (“FVTPL”).

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as measured at fair value:

(i) It is held within a business model whose objective is to hold assets to collect contractual cash flows; and

(ii) Its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A financial asset can also be measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:

(i) It is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and

(ii) Its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL. This includes all derivative financial assets (see Note 20.5).

Financial assets at FVTPL are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss, except when the financial asset is designated as a hedge instrument (see Note 20.2).

Financial assets at amortized cost are subsequently measured at amortized cost using the effective interest method and, if applicable, reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Financial assets at FVOCI are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and, when applicable, impairment loss are recognized in profit or loss. Other net gains and losses are recognized in Other Comprehensive Income (“OCI”). On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.

Financial liabilities

Financial liabilities are classified as measured at amortized cost or FVTPL. A financial liability is classified as at FVTPL if it is a derivative.

Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss, except when the financial asset is designated as a hedge instrument (see Note 20.2). Any gain or loss on derecognition is also recognized in profit or loss.

(b) Derecognition of financial instruments

Financial Asset

The Company derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire or when the Company transfers the rights to receive the contractual cash flows in a transaction in which either:

(i) Substantially all of the risks and rewards of ownership of the financial asset are transferred; or

(ii) The Company does not retain substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

When the Company enters into transactions whereby it transfers assets recognized in its statement of financial position but retains either all or substantially all of the risks and rewards of the transferred assets, the financial assets are not derecognized.

Financial liabilities

The Company derecognizes a financial liability when its contractual obligations are discharged, cancelled or expire. The Company also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.

Interest rate reform

When the base for determining the contractual cash flows of a financial asset or financial liability measured at amortized cost changes as a result of interest rate reform, the Company updates the effective interest rate of the financial asset or financial liability to reflect the change required by the reform.

A change in the base for determining the contractual cash flows is required by the interest rate benchmark reform if the following conditions are met: (i) the change is necessary as a direct consequence of the reform; and (ii) the new base for determining contractual cash flows is economically equivalent to the previous base, i.e., the base immediately prior to the change.

When changes are made in a financial asset or financial liability in addition to changes in the base for determining the contractual cash flows required by the interest rate benchmark reform, the Company updates first the effective interest rate of the financial asset or financial liability to reflect the change required by the interest rate benchmark reform. Then the Company applies the accounting policies for changes from the additional modifications.

(c) Offsetting

Financial assets or financial liabilities are offset, and the net amount presented in the statement of financial position when, and only when, the Company currently has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

20.2 Derivative financial instruments and hedge accounting

The Company holds derivative financial instruments to hedge its foreign currency and interest rate risk exposures. Embedded derivatives are separated from the host contract and accounted for separately if the host contract is not a financial asset and certain criteria are met.

Derivatives are initially measured at fair value. After initial recognition, derivatives are measured at fair value, and changes therein are generally recognized in profit or loss.

The Company designates certain derivatives and non-derivative financial liabilities as hedging instruments to hedge the variability in cash flows associated with highly probable forecast transactions arising from changes in foreign exchange rates and interest rates.

At inception of designated hedging relationships, the Company documents the risk management objective and strategy for undertaking the hedge. The Company also documents the economic relationship between the hedged item and the hedging instrument, including whether the changes in cash flows of the hedged item and hedging instrument are expected to offset each other.

Cash flow hedges

When a derivative is designated as a cash flow hedging instrument, the effective portion of changes in the fair value of the derivative is recognized in OCI. The effective portion of changes in the fair value of the derivative that is recognized in OCI is limited to the cumulative change in fair value of the hedged item, determined on a present value basis, from inception of the hedge. Any ineffective portion of changes in the fair value of the derivative is recognized immediately in profit or loss.

If the hedge no longer meets the criteria for hedge accounting, or the hedging instrument is sold, expires, is terminated or is exercised, then hedge accounting is discontinued prospectively. When hedge accounting for cash flow hedges is discontinued, the amount that has been accumulated in OCI remains recognized until it is reclassified under profit or loss in the same period or periods as the expected future cash flows affect the profit or loss.

If the hedged future cash flows are no longer expected to occur, then the amounts that have been accumulated in OCI are immediately reclassified to profit or loss.

20.3 Fair Value

(a) Fair value measurement

Fair value is the price to be received in the sale of an asset or paid for the transfer of a liability in a transaction not forced between market players on the measurement date, in the main market or, in the case of a lack of one, the most advantageous market in which the Company has access on said date.

The Company recognizes derivative financial instruments at their fair value and the main sources of information are the stock exchanges, commodities and futures markets, published by Central Bank of Brazil (“BACEN”), Bloomberg and Reuters. Nevertheless, the volatility of the foreign exchange and interest rate markets in Brazil has been resulting in significant changes in future rates and interest rates over short periods of time, leading to significant changes in the fair value of derivatives and other financial instruments.

The fair values of non-derivative quoted financial instruments are based on current bid prices. If the market for a financial asset and for unlisted securities is not active, the Company establishes fair value by using valuation techniques. These include the use of recent arm’s length transactions, reference to other instruments that are substantially the same, discounted cash flow analysis, and option pricing models that make maximum use of market inputs and rely as little as possible on information provided by the Management.

The following methods and assumptions were used to estimate the fair value:

(i) Financial assets classified as VFTPL or FVOCI are measured in accordance with the fair value hierarchy (Level 1 and Level 2), with inputs used in the measurement processes obtained from sources that reflect the most recent observable market prices.

(ii) Trade accounts receivable and trade payables, mostly classified as amortized cost, correspond to their respective carrying amounts due to the short-term maturity of these instruments. When purchase or sale prices include material financial charges, the securities are adjusted to their present value.

(iii) The fair value of borrowings is estimated by discounting future contractual cash flows at the market interest rate, which is available to the Company in similar financial instruments.

(iv) The fair value of bonds is based on prices negotiated in financial markets, plus the respective carrying amount of interest.

The fair values of the remaining assets and liabilities correspond to their carrying amount. The valuation of liabilities (Note 20.4) considers the present value of expected payments, discounted by a discount rate adjusted to the risk.

(b) Fair value hierarchy

Level 1: fair value obtained through prices quoted (without adjustments) in active markets for identical assets or liabilities, such as the stock exchange; and

Level 2: fair value obtained from financial models using directly observable market data, such as discounted cash flow, when the instrument is a forward purchase/sale or a swap contract, or such as the Black-Scholes model, when the instrument has the characteristics of an option. To measure the credit risk of the parties involved in derivative instruments, the Company uses Credit Valuation Adjustment (“CVA”) or Debt Valuation Adjustment (“DVA”) models, applied flow by flow on the fair value of each instrument. The Company adopts the ratings of the other parties for positive flows and its own rating for negative flows, both available in the market and disclosed by renowned rating agencies, as a necessary assumption to define the probability of default.

20.4 Non-derivative financial instruments and other liabilities

			Fair value	Book value		Fair value
	Note	Classification by category	hierarchy	2022	2021	2022	2021

Cash and cash equivalents	5
Cash and banks		Amortized cost		6,074,208	5,050,822	6,074,208	5,050,822
Financial investments in Brazil		Fair value through profit or loss	Level 2	6,392,266	3,629,864	6,392,266	3,629,864
				12,466,474	8,680,686	12,466,474	8,680,686

Financial investments	6
LFT´s and LF´s		Fair value through profit or loss	Level 2	1,789,375	2,337,171	1,789,375	2,337,171
Time deposit investments		Amortized cost		-	106,271	-	106,271
Other		Fair value through profit or loss	Level 2	523,256	1,066,113	523,256	1,066,113
				2,312,631	3,509,555	2,312,631	3,509,555

Trade accounts receivable	7	Amortized cost		3,199,223	7,118,452	3,199,223	7,118,452
Trade accounts receivable	7	Fair value through other comprehensive income	Level 2	32,711	48,508	32,711	48,508

Trade payables	15	Amortized cost		12,249,851	12,164,730	12,249,851	12,164,730

Borrowings	16	Amortized cost
Foreign currency - Bond			Level 1	26,124,158	30,322,998	23,165,942	33,690,876
Foreign currency - other borrowings			Level 2	5,394,816	4,703,059	5,329,174	4,696,970
Local currency			Level 2	1,521,011	465,258	1,937,255	451,899
				33,039,985	35,491,315	30,432,371	38,839,745

Braskem Idesa borrowings	17	Amortized cost
Bond			Level 1	11,043,483	11,939,268	8,301,948	12,197,524
Others			Level 2	734,837	849,859	796,510	931,141
				11,778,320	12,789,127	9,098,458	13,128,665

Debentures	18	Amortized cost	Level 2	3,162,277	196,918	3,190,417	195,570

Loan ton non-controlling shareholder of Braskem Idesa	9(a)	Amortized cost		2,498,093	3,646,538	2,498,093	3,646,538

Leniency agreement	25	Amortized cost		903,140	1,123,296	903,140	1,123,296

20.5 Derivative financial instruments

	Operation characteristics		Net (Asset)/			Net (Asset)/
	Principal exposure		Liability	Change in	Financial	Liability
Identification		Derivatives	2021	fair value	settlement	2022

Non-hedge
accounting transactions
Braksem America - Swap C3/PGP	Propane	Propene	14,299	(2,158)	(12,141)	-
Braskem Holanda - Swap Nafta/Gasoline	Gasoline	Naphtha	(16,847)	(25,733)	26,584	(15,996)
Braskem Argentina - Exchange swap	Argentine peso	Dollar	3	61	(63)	1
			(2,545)	(27,830)	14,380	(15,995)

Hedge accounting
transactions
Braskem S.A. - Dollar call and put options	Real	Dollar	85,216	(227,871)	77,285	(65,370)
Braskem S.A. - Dollar swap CDI	Real	Dollar+Fixed rates	502,508	(194,055)	(156,740)	151,713
Braskem S.A. - Swap CRA	Real	Dollar+Fixed rates	-	(32,828)	10,116	(22,712)
			587,724	(454,754)	(69,339)	63,631

Derivatives
Assets
Current assets			33,816			157,906
Non-current assets			51			71,544
Total			33,867			229,450
Liabilities
Current liabilities			256,131			195,169
Non-current liabilities			362,915			81,917
Total			619,046			277,086
Net (Asset)/Liability			585,179			47,636

The counterparties in these contracts are constantly monitored based on the analysis of their respective ratings and Credit Default Swap (“CDS”). The Company has many bilateral risk mitigators in its derivative contracts, such as the possibility of depositing or requesting deposits of a guaranteed margin from the counterparties.

Derivative financial instruments held on December 31, 2022 were contracted on both international stock exchanges and on Over the Counter (“OTC”) markets with large financial counterparties under global derivative contracts in Brazil or abroad.

The Company’s Financial Policy provides for the active management and continued protection against fluctuations in currencies and rates arising from its operations and financial items, with the possibility of contracting derivative instruments (swaps, NDFs, options, etc.). The other market risks are addressed on a case-by-case basis for each transaction. In general, the Company assesses the need for hedging in the analysis of prospective transactions and seeks to customize the hedge and keeps it in place for the hedged period transaction.

In general, the Company elects to designate derivative financial instruments in a hedge accounting relationship when the application is expected to provide a significant improvement in presenting the offsetting effect on the changes in the hedged items.

Hedge accounting transactions

(a.i) US Dollar call and put option

As of December 31, 2022, the Company holds a total notional amount of put options of US$2.1 billion (R$10.96 billion), with an average strike price of US$1/R$4.7 and notional amount of call options of US$1.4 billion (R$7.3 billion), with an average strike price of US$1/R$7.06. The operations have a maximum term of 18 months.

US Dollar-denominated future sales in Brazilian Real were designated for hedge accounting, with the months of revenue recognition always coinciding with the months of the options. The future elements of forward exchange contracts are excluded from the designation of hedge instrument and are separately recorded as hedging cost, recognized in the OCI.

(a.ii) US Dollar Swap

In 2018, the Company contracted foreign exchange derivative operations (“swaps”) in the aggregate amount of R$1.27 billion, with annual maturities over the following 5 years starting January 2019. The amount payable in January 2020 was subject to the variation in the IPCA index. The remaining maturities are subject to the variation in the CDI. These operations were designated to cash flow hedge accounting, where the hedging instruments are foreign exchange derivatives, and the hedged objects are highly probable future revenues in the domestic market subject to fluctuations in Brazilian R$/US$ price.

Accordingly, the fair value adjustment of the effective portion of the hedge is recognized under shareholders equity in OCI and is recognized in the financial result upon the maturity of each installment.

(a.iii) US Dollar Swap - CRA

In 2022, the Company contracted foreign exchange derivative operations (“swaps”) with semiannual maturities for the next 10 years as from March 2022. These operations were designated for cash flow hedge accounting, in which the hedge instruments are foreign exchange derivatives, and the hedge objects are highly probable future revenue subject to the R$/US$ exchange rate.

Accordingly, the fair value adjustment in the effective hedge portion will be recorded in equity in OCI and will be recognized in financial result upon the realization of each of the hedge objects.

Identification	Total nominal	Hedge	Maturity		Fair value, net
	value R$	(interest rate per year)		2022	2021
Swaps CRA	600,218	3.5388%	dec-2028	12,603	-
Swaps CRA	141,298	3.3742%	dec-2031	10,109
Total	741,516			22,712	-

Derivatives
Assets
Current assets				13,274	-
Non-Current assets				49,613	-
Total				62,887	-
Liabilities
Non-Current liabilities				40,175	-
Total				40,175	-
Net (Asset)/Liability				22,712	-

20.6 Non-derivative financial liabilities designated to hedge accounting

(a) Future exports in US$ (Braskem S.A.)

The Company designated non-derivate financial liabilities in foreign currency to hedge the future cash flows generated by its exports. This decision was based on two important concepts and judgments: (i) ) the high probability of performing exports according to its business plan, (see Note 22.2), which are inherent to the market and business where it operates, and (ii) the Company’s capacity to finance its liabilities in US$, since its guidance and strategy determine the financing priority in US$ and its Financial Policy requires maintaining a minimum level of net liabilities in US$.

On May 1, 2013, Braskem designated non-derivative financial liabilities, denominated in US$, as a hedge for the flow of its highly probable future exports. Thus, the impact of exchange rates on future cash flows in US dollar derived from these exports is offset by the foreign exchange variation on the designated liabilities, partly eliminating the volatility of results. The exchange rate on the date of the designation was US$1/ R$2.0017.

The main actions carried out in the program are detailed below:

• 2017: designation of R$6.52 billion (US$1.25 billion) of future sales with maturity in 2028 (hedged exchange rate of US$1/3.1688);

• 2019: designations of R$11.5 billion (US$2.2 billion) with maturity in 2025, 2030 and 2031 (hedged exchange rate of US$1/3.9492);

• 2020: designation of R$3,131 million (US$600 million) of future sales with maturity in 2032 (hedged exchange rate of US$1/R$4.0213); discontinuation of hedge accounting of R$1,889 million (U$$362 million) in 2020 (discontinuation rate of US$1/R$5.1987).

• 2021: designation of hedge accounting of R$2,087 million (US$400 million) in 2025 (hedged exchange rate of US$1/R$5.5832); discontinuation of hedge accounting of R$2,087 million (US$400 million) in 2024 (discontinuation rate of US$1/R$5.6430); discontinuation of hedge accounting of R$1,044 million (US$200 million) in 2023 (discontinuation rate of US$1/R$5.1433);

• 2022: designation of R$2,609 million (US$500 million) of future sales with maturity in 2029 (hedged exchange rate of US$1/R$5.5832).

• Over the past two years, Braskem exported an average R$88.7 billion (US$17 billion) per year, which represents around 3 to 4 times the annual exports of the hedged exports.

• Hedged exports represent approximately 30% of the export flows planned by the Company.

• The exports of the Company are not sporadic or occasional but constitute an integral part of its strategy and of the petrochemical business, in which competition is global. Several of the products produced by the Company are primarily and recurrently intended for export.

On December 31, 2022, the exports that were designated not yet realized and not discontinued and the maturities of financial liabilities designated, all consolidated, were as follows:

			Total nominal value
	US$		R$
		0
2024	288,854		1,507,154
2025	800,000		4,174,160
2028	1,250,000		6,522,125
2029	500,000		2,608,850
2030	800,000		4,174,160
2031	800,000		4,174,160
2032	800,000		4,174,160
	5,238,854		27,334,769

The following table shows the changes in financial instruments designated for this hedge in the year:

			US$

	2021	Designations	2022

Designated balance	4,738,854	500,000	5,238,854

The following table provides the balances of exchange variation recognized in the Company’s net financial income (expenses) due to the realization of exports designated, for this hedge in the fiscal year ended December 31, 2022:

		Conversion rate
	Total nominal	at Inception	Closing rate	Gross nominal
	value US$	R$/US$	R$/US$	value - R$

First quarter	175,000	2.0017	3.9786	345,958
Second quarter	208,000	2.0017	3.9786	411,195
Third quarter	186,000	2.0017	3.9786	367,703
Fourth quarter	150,000	2.0017	3.9786	296,535
	719,000			1,421,391

The changes in foreign exchange variation and income taxes under other comprehensive income of this hedge are as follows:

	Exchange		Net
	variation	IR and CSL	effect

Balances at December 31, 2021	(13,102,558)	4,454,869	(8,647,689)

Exchange variation recorded in the period / IR and CSL	1,699,906	(577,968)	1,121,938

Exchange variation transferred to profit or loss / IR and CSL	1,421,391	(483,273)	938,118

Balances at December 31, 2022	(9,981,261)	3,393,628	(6,587,633)

(b) Future sales in US$ (Braskem Idesa)

As of December 31, 2022, designated and unrealized sales and financial liabilities designated to hedge them were as follows:

Nominal value

2023	65,221
2024	117,398
2025	117,398
2026	430,460
2030	1,173,983
2031	1,173,983
2032	2,739,293
2033	2,739,293
2034	1,565,310
2035	1,565,310
11,687,649

The following table provides the balances of exchange variation recognized in Braskem Idesa’s financial income (expenses) due to the maturity of the sales designated in this hedge for the 12-month period ended December 31, 2022:

		Conversion rate
	Total nominal	at Inception	Closing rate	Total nominal	Gross nominal
	value US$	MXN/US$	MXN/US$	value MXN	value - R$

First quarter	29,136	13.6218	20.2827	194,072	49,302
Second quarter	72,612	13.6507	20.1297	470,453	116,361
Third quarter	72,612	13.6507	20.1297	470,453	120,341
Fourth quarter	78,844	13.6521	20.1224	510,144	137,999
	253,204			1,645,123	424,003

The changes in foreign exchange variation and income taxes under other comprehensive at Braskem Idesa income are as follows:

	Exchange		Net
	variation	IR and CSL	effect

Balances at December 31, 2021	(2,231,511)	670,192	(1,561,319)

Exchange variation recorded in the period / IR	699,677	(209,903)	489,774

Exchange variation transferred to profit or loss / IR	424,003	(127,201)	296,802

Balances at December 31, 2022	(1,107,831)	333,088	(774,743)

Effectiveness tests were conducted, and all operations were deemed effective in reducing the dispersion of revenue from sales designated for hedge, when evaluated in Mexican Pesos.

20.7 Credit quality of financial assets

(a) Trade accounts receivable

The Company’s clients do not have risk ratings assigned by credit rating agencies. For this reason, the Company developed its own credit rating methodology for all accounts receivable from clients in Brazil and abroad.

Considering the expected credit losses, the percentage of trade accounts receivable by risk ratings was as follows:

				(%)
			2022	2021
1	Minimal Risk		72.15	65.39
2	Low Risk		21.65	26.65
3	Medium Risk		3.36	6.02
4	High Risk		2.56	1.54
5	Very High Risk	(i)	0.28	0.40

(i)	Clients in this group that are still active buy from Braskem and pay in advance.

For the export market, around 85% of the portfolio has guarantees, consisting primarily of credit insurance. For the domestic market, around 22% of the portfolio has guarantees, mainly suretyships by the partners of counterparties, complemented by credit insurance.

(b) Cash and cash equivalents and financial investments

In order to determine the credit ratings of counterparties classified under cash and cash equivalents, and financial investments, the Company uses the risk rating of agencies Standard & Poor’s, Moody’s and Fitch Ratings, within the limits established in its Financial Policy:

				2022			2021
		Domestic market	Foreign market	Total	Domestic market	Foreign market	Total
Financial assets with risk classification
AAA		5,130,140	2,420,741	7,550,881	4,080,884	2,783,151	6,864,035
AA+		162,650	-	162,650	109,165	-	109,165
AA		289,574	107,545	397,119	188,742	629,671	818,413
AA-		149,178	-	149,178	63,675	-	63,675
A+		3,423	4,459,700	4,463,123	5,788	2,914,269	2,920,057
A		57,650	1,392,854	1,450,504	107,225	-	107,225
A-		-	387,478	387,478	634	236,335	236,969
BBB+		118	375	493	856	38	894
BBB		788	52,389	53,177	129	1,026,104	1,026,233
BBB-				-	554	-	554
BB+				-	50	-	50
BB			-	-	1,479	-	1,479
BB-			7	7
		5,793,521	8,821,089	14,614,610	4,559,181	7,589,568	12,148,749
Financial assets without risk classification
Shares of investment funds in credit rights			-	-	1,721	-	1,721
Other financial assets	(i)	83,070	81,425	164,495	25,989	13,782	39,771
		83,070	81,425	164,495	27,710	13,782	41,492

Total		5,876,591	8,902,514	14,779,105	4,586,891	7,603,350	12,190,241

(i)	Investments approved by the Management, in accordance with the Financial Policy.

20.8 Sensitivity analysis

Financial instruments, including derivatives, may be subject to changes in their fair value as a result of the variation in commodity prices, foreign exchange rates, interest rates, shares and share indexes, price indexes and other variables. The sensitivity of the derivative and non-derivative financial instruments to these variables are presented below:

(a) Selection of risks

On December 31, 2022, the main risks that can affect the value of Company’s financial instruments are:

· US$/R$ exchange rate;

· LIBOR floating interest rate;

· IPCA inflation rate;

· Selic and CDI interest rates; and

· SOFR interest rate.

For the purposes of the risk sensitivity analysis, the Company presents the exposures to currencies as if they were independent, that is, without reflecting in the exposure to a foreign exchange rate the risks of the variation in other foreign exchange rates that could be directly influenced by it.

(b) Value at risk

The value at risk of the derivatives held by the Company which is defined as the impact on fair value adjustment that could result in one month as from December 31, 2022, with a probability of 5%, and under normal market conditions, was estimated by the Company at R$129 million (US$24.7 million) for put options and call options (Note 20.5(a.i)) and R$96.7 million (US$18.5 million) for the US dollar swap (Note 20.5(a.ii)) and R$4.5 million (US$872 thousand) for the CRA swap (Note 20.2(a.iii)).

(c) Selection of scenarios

The Focus Market Readout published by BACEN was used to create the probable scenario for the US$-R$ exchange rate, the Selic interest rate and the CDI interest rate as of December 31, 2022.

According to the Market Readout, at the end of 2023, US$1 will remain at approximately R$5.27, while the Selic rate should reach 12.25% p.a. at the end of the period. The Selic rate is used as benchmark for sensitivity analysis of the CDI rate.

Since the Market Readout report does not include consensus forecasts for the LIBOR rate, the projection of the U.S. Federal Reserve for the Federal Funds rate at the end of the year was used, whose most recent version was published in December 2022, in comparison with the current level of the Federal Funds rate on December 31, 2022.

For each variable analyzed in the sensitivity analysis, the Company has considered estimating annualized variations corresponding to 1 and 3 standard deviations of monthly averages of the last five years. They are equivalent to approximately 15.866% and a 0.135% probability of occurrence for the reasonably possible and possible scenarios, respectively. Then, these changes are applied to the current market levels of each variable.

Uncertainties of the current context

The assumptions of the future value adopted in the construction of the probable scenario and the current value of each variable in this analysis are referenced to the reporting date December 31, 2022. Given the instability in the current economic scenario caused by the COVID-19 pandemic and the global effects resulting from the conflict in Ukraine, interest rates and foreign exchange rates are affected daily. The Company’s gains and losses in these probable stress scenarios are analyzed by increasing each variable according to the aforementioned.

The sensitivity values in the table below represent the changes in the value of the financial instruments in each scenario, jointly with the absolute amounts of each of the risk factors considered:

					Gain (losses)
		Exposure value	Probable	Reasonably possible	Possible
Instrument / Sensitivity	Note	as December 31, 2022	(USDBRL 5.27)	(USDBRL 5.93)	(USDBRL 7.35)

Brazilian real/U.S. dollar exchange rate
Bonds		(37,167,641)	(372,553)	(5,051,899)	(15,155,696)
Export prepayments		(1,028,473)	(10,309)	(139,792)	(419,376)
Investments		(1,985,932)	(19,906)	(269,932)	(809,795)
SACE	16(c.i)	(1,478,722)	(14,822)	(200,991)	(602,973)
Dollar call and put options	(i)	65,370	9,809	(160,742)	(1,023,396)
Dollar swap x CDI		(151,713)	(6,216)	(189,181)	(466,381)
MONFORTE	16(c.ii)	(197,209)	(1,977)	(26,805)	(80,415)
Nexi	16(c.iii.iv)	(100,707)	(1,009)	(13,688)	(41,065)
Other		(734,837)	(7,366)	(99,881)	(299,642)
Financial investments abroad		6,718,183	67,340	913,149	2,739,446
Dollar swap x IPCA		22,713	(607)	(63,356)	(194,841)

					Gain (losses)
		Exposure value	Probable	Reasonably possible	Possible
Instrument / Sensitivity		as December 31, 2022	(5.58%)	(7.89%)	(14.13%)

Libor floating interest rate
Export prepayments		(35,749)	(887)	(3,388)	(10,163)
Nexi	16(c.iii.iv)	(100,707)	(3,920)	(14,970)	(44,909)
SACE	16(c.i)	(1,478,722)	(49,107)	(187,520)	(562,560)
MONFORTE	16(c.ii)	(197,209)	(4,094)	(15,635)	(46,906)
Investments		(1,985,932)	(63,201)	(241,339)	(724,017)
Outros		(734,837)	(16,887)	(64,483)	(193,449)

					Gain (losses)
		Exposure value	Probable	Reasonably possible	Possible
Instrument / Sensitivity		as December 31, 2022	(12.25%)	(17.6%)	(25.31%)

CDI interest rate
Debentures		(3,052,400)	302,796	(898,725)	(3,331,635)
Financial investments in local currency		5,876,590	(80,242)	206,257	619,489

					Gain (losses)
		Exposure value	Probable	Reasonably possible	Possible
Instrument / Sensitivity		as December 31, 2022	(5.31%)	(6.72%)	(8.35%)

IPCA interest rate
Debentures		(109,877)	1,494	(2,085)	(6,315)
BNDES		(386,534)	26,403	(38,283)	(121,208)
BNB/ FINEP/ FUNDES/FINISA/FINAME/FNE		(3,525)	59	(83)	(252)
CRA		(763,396)	45,429	(65,630)	(206,889)
Dollar swap x IPCA		22,713	(99,748)	31,958	99,871

					Gain (losses)
		Exposure value	Probable	Reasonably possible	Possible
Instrument / Sensitivity		as December 31, 2022	(12.25%)	(17.6%)	(25.31%)

Selic interest rate
Leniency agreement		(865,311)	6,856	(17,443)	(51,656)

					Gain (losses)
		Exposure value	Probable	Reasonably possible	Possible
Instrument / Sensitivity		as December 31, 2022	(4.59%)	(10.58%)	(22.57%)

Selic interest rate
Export prepayments		(992,725)	(25,698)	(195,867)	(587,602)
Export credit notes		(521,926)	(13,571)	(103,435)	(310,306)

(i)	The Company is in the short position of a possible counterparty call.